FINANCIAL INFORMATION OF PARENT COMPANY - PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Operating expenses:
General and administrative	¥ (376,379,730)	$ (54,569,931)	¥ (293,152,801)		¥ (108,747,919)
Total operating expenses	895,870,476	129,889,009	364,620,778		(336,869,597)
Loss from operations	(961,606,212)	(139,419,795)	(316,780,141)	$ (49,709,717)	336,708,307	$ 51,602,806
Impairment on equity investments	(17,300,000)	(2,501,380)	(7,599,505)		(1,172,755)
Fair value change on warrants liability					37,851
Gain on disposal of equity investee and available-for-sale investments	711,914	100,000	0		174,295
Gain from change in fair value of convertible feature derivative liability	37,249,976	5,400,739	62,246,860
Gain on extinguishment of convertible notes					56,755,902
Gain on waiver of interest-free loan					35,397,500
Foreign exchange gain (loss)	(6,301,271)	(913,598)	(6,449,136)		(8,319,669)
Other expenses, net	10,008,938	1,451,160	(44,589,670)		2,005,143
Loss before income tax expense and share of loss in equity method investment	(979,492,255)	(142,013,027)	(415,100,116)		402,764,770
Share of loss in equity method investments			(1,725,152)		(2,165,935)
Net income (loss)	(974,859,050)	(141,341,275)	(411,234,755)		397,883,388
Other comprehensive income (loss), net of tax:
Currency translation adjustments	166,220	24,100	3,984,443		3,516,774
Total comprehensive income (loss)	(979,326,035)	(141,988,927)	(412,840,825)		396,950,512
Parent Company
Operating expenses:
General and administrative	(232,037,437)	(33,642,266)	(186,462,351)		(87,638,664)
Total operating expenses	(232,037,437)	(33,642,266)	(186,462,351)		(87,638,664)
Loss from operations	(232,037,437)	(33,642,266)	(186,462,351)		(87,638,664)
Impairment on equity investments	(15,252,515)	(2,211,407)	(7,599,505)		(1,172,755)
Gain on other investments	(28,735,889)	(4,166,312)	22,743,763		0
Interest expenses			(109,175,494)		(2,923,055)
Fair value change on warrants liability	0	0	0		37,851
Gain on disposal of equity investee and available-for-sale investments	711,914	103,218	0		0
Non operating income	423,270	61,368	0		0
Gain from change in fair value of convertible feature derivative liability	37,249,976	5,400,739	62,246,860		0
Gain on extinguishment of convertible notes			0		56,755,902
Gain on waiver of interest-free loan			0		35,397,500
Foreign exchange gain (loss)	(7,140,909)	(1,035,334)	(2,457,272)		29,578,454
Other expenses, net			(54,703,506)		(40,059,304)
Loss before income tax expense and share of loss in equity method investment	(244,781,590)	(35,489,994)	(275,407,505)		(10,024,071)
Share of loss in equity method investments			(1,725,152)		(2,165,935)
Equity in (loss) income of subsidiaries and VIEs	(730,077,459)	(105,851,282)	(134,102,098)		410,073,394
Net income (loss)	(974,859,049)	(141,341,276)	(411,234,755)		397,883,388
Other comprehensive income (loss), net of tax:
Currency translation adjustments			3,984,443		(12,900,251)
Total comprehensive income (loss)	¥ (974,859,049)	$ (141,341,276)	¥ (407,250,312)		¥ 384,983,137